Indebtedness (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Components of Debt
The following table summarizes the components of our debt as of June 30, 2022 and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Old ABL Credit Facility	$—	$69,000
Old Term Loan	—	171,355
First Financial Loan	23,950	30,000
New ABL Credit Facility	143,350	—
New Term Loan Credit Facility	302,380	—
Best Flow Credit Facility (1)	—	7,101
Best Flow Note (1)	—	10,827
Alpine Promissory Note (1)	—	16,717
Flotek Convertible Notes	12,739	—
Other	12,626	1,695

Total gross debt	495,045	306,695
Less: unamortized debt issuance costs	(15,755)	(5,129)
Less: current portion of long-term debt	(51,329)	(31,793)

Total long-term debt	$427,961	$269,773

(1)	Related party debt agreements

The following table summarizes the components of our debt as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
ABL Credit Facility	$69,000	$41,000
Term Loan	171,355	137,355
First Financial loan	30,000	—
Main Street loan	—	35,000
Tractor notes	—	3,911
Best Flow Credit Facility (1)	7,101	37,303
Best Flow notes payable (1)	—	—
Best Flow Note (1)	10,827	—
Alpine Promissory Note (1)	16,717	—
Alpine Credit Facility (1)	—	21,135
Other	1,695	5,829

Total gross debt	306,695	281,533
Less: unamortized debt issuance costs	(5,129)	(5,820)
Less: current portion of long-term debt	(31,793)	(15,484)

Total long-term debt	$269,773	$260,229

(1)	Related party debt agreements.

Summary of Principal Maturity Schedule
The following table summarizes the principal maturity schedule for our long-term debt outstanding as of June 30, 2022:

	2022	2023	2024	2025	2026	Thereafter	Total
First Financial loan	$8,659	$15,291	$—	$—	$—	$—	$23,950
New ABL Credit Facility	—	—	—	—	—	143,350	143,350
New Term Loan Credit Facility	7,560	15,120	15,120	264,580	—	—	302,380
Flotek Convertible Notes	—	12,739	—	—	—	—	12,739
Other.	7,803	1,908	1,907	543	79	386	12,626

Total	$24,022	$45,058	$17,027	$265,123	$79	$143,736	$495,045

The following table summarizes the principal maturity schedule for our long-term debt outstanding as of December 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
ABL Credit Facility (1)	$—	$—	$—	$—	$—	$69,000	$69,000
Term Loan (1)	16,875	22,500	22,500	109,480	—	—	171,355
First Financial loan	14,110	15,890	—	—	—	—	30,000
Best Flow Credit Facility (1)	—	—	—	—	—	7,101	7,101
Best Flow Note (1)	—	—	—	—	—	10,827	10,827
Alpine Promissory Note (1)	—	—	—	—	—	16,717	16,717
Other indebtedness	808	173	152	101	75	386	1,695

Total	$31,793	$38,563	$22,652	$109,581	$75	$104,031	$306,695

(1)
Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.